Income Taxes - Effective Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the Federal statutory income tax rate to the effective income tax rate, Amount
Federal statutory income tax expense					$ 120,129	$ 120,485
State and local taxes, net of federal income tax benefit					12,804	12,739
Nontaxable income					(3,570)	(4,972)
Other					84	(680)
Total provision for income taxes	$ 33,234	$ 33,236	$ 104,335	$ 99,042	$ 129,447	$ 127,572
Reconciliation of the Federal statutory income tax rate to the effective income tax rate, Percent
Federal statutory income tax rate, Percent					35.00%	35.00%
State and local taxes, net of federal income tax benefit (as a percent)					3.73%	3.70%
Nontaxable income (as a percent)					(1.04%)	(1.44%)
Other (as a percent)					0.02%	(0.20%)
Effective Income Tax Rate Reconciliation, Percent, Total	38.43%	37.71%	37.54%	37.71%	37.71%	37.06%